Acquisition of the Oriental VIP Room	12 Months Ended
Dec. 31, 2016
Oriental VIP Room [Member]
Business Acquisition Integration Restructuring and Other Related Costs
Note 12 — Acquisition of the Oriental VIP Room

On June 26, 2013, the Company completed the purchase of the profit interest pursuant to  a Profit Interest Purchase Agreement  (“Oriental VIP Room Purchase Agreement”) with Mr. Vong Veng Im (the “Oriental VIP Room Seller”), to acquire the right to 100% of the profit derived from the operations, effective July 1, 2013, from the promotion of a VIP gaming room at the Le Royal Arc Casino in Macau for an aggregate amount of $20,000,000 in cash (the “Purchase Price”), upon the completion of certain conditions. Mr. Vong was a collaborator for the gaming promoter license holder at the Le Royal Arc Casino.

As of June 26, 2013, the total estimated purchase price of $57,803,560 consisting of $10,000,000 in cash, and estimated contingent consideration of $47,803,560 consisting of contingent cash and Ordinary Shares has been allocated based on valuations performed to determine the fair values of the acquired assets as follows:

Bad Debt Guarantee	$16,881
Non-Compete agreement (fully impaired during three months ended June 30, 2016. See Note 5)	305,927
Profit interest agreement (fully impaired during three months ended June 30, 2016. See Note 5)	56,758,004
Goodwill (fully impaired during three months ended June 30, 2015)	722,748

Total Estimated Purchase Price	$57,803,560

In accordance with the FASB ASC Topic 805 on business combinations, no liability was recognized for the estimated acquisition fair value of the contingent consideration based on the probability of the achievement of the rolling chip turnover targets at June 30, 2016 and December 31, 2015, respectively. Any change in the fair value of the acquisition-related contingent consideration subsequent to the acquisition date, including changes from events after the acquisition date, such as changes in the Group’s estimate of the rolling chip turnover expected to be achieved, will be recognized in earnings in the period that estimated fair value changes. The fair value estimate assumes probability-weighted rolling chip turnover targets are achieved over the earn-out period. A change in the fair value of the acquisition-related contingent consideration could have a material impact on the Group’s statement of operations and financial position in the period of change in estimate.

During the year ended December 31, 2016, 2015 and 2014, the Company recognized no gain or loss, a gain of $24,807,965 and a loss of $34,741,232, respectively, due to change in the fair value of the contingent consideration utilizing Level 3 fair value measurements. As of December 31, 2016, the Oriental VIP Room did not meet the June 30, 2016 rolling chip target and no future estimates are required since the earnout agreement was expired on June 30, 2016. As of December 31, 2015, the rolling chips turnover of Oriental’s network is far away to reached earnout target ($2.5 billion) for the 12 month period ended June 30, 2016 and the rolling chips turnover monthly record indicated the rolling chips turnover went downward. Therefore, the management projected that Oriental’s network is highly unlikely to reach the rolling chips turnover earnout target by June 30, 2016. Oriental’s network performed well and close to the basic earnout targets as of December 31, 2014. The management believed that it was highly likely to reach the RCT earnout target by June 2015. Management further expected that the performance of Oriental’s network would also be able to meet the earnout target by June 2016 after considering the performance in the second year and considering the slight downward trend in the Macau gaming industry during 2014 and early 2015, which is reflected in the negative RCT annual growth rates input used in the contingent consideration valuation model.

The Oriental VIP Room achieved the rolling chip turnover target ($2,500,000,000) for 12 month periods ended June 30, 2015 and 2014 and Earnout cash and Earnout Ordinary Shares earned and issued are as follows:

		Base Earnout	Incremental	Incremental Earnout
	Base Earnout	Shares	Earnout	Shares
Period ended	Cash Payments	Issued/Earned	Cash Payments	Issued/Earned
June 30, 2014	$13,000,000	625,000	$13,000,000	625,000
June 30, 2015	$13,000,000	625,000	$1,950,000	93,750

The Company decided to close the Oriental VIP room located in Le Royal Arc Casino on September 29, 2016 due to cost-cutting measure. Effective on September 30, 2016, Vong Veng Im resigned as operating officer of the Company. The profit interest agreement was suspended after the resignation of Mr. Vong Veng Im.